Pensions and other post-retirement benefits - Details of assumptions used to estimate benefit obligations (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	5.50%	4.80%	5.00%
Rate of increase for pensions in payment	2.90%	2.80%	2.90%
Rate of increase in deferred pensions	2.90%	2.80%	2.90%
Inflation for plan liabilities	3.10%	3.00%	3.10%
Discount rate for plan other finance expense	4.80%	5.00%	1.80%
US
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	5.60%	5.00%	5.20%
Rate of increase for pensions in payment	0.00%	0.00%	0.00%
Rate of increase in deferred pensions	0.00%	0.00%	0.00%
Inflation for plan liabilities	2.00%	2.00%	2.00%
Discount rate for plan service costa	5.00%	5.20%	2.80%
Discount rate for plan other finance expense	5.00%	5.20%	2.70%
Inflation for plan service costa	2.00%	2.00%	2.10%
Eurozone
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	3.50%	3.60%	4.20%
Rate of increase for pensions in payment	1.80%	2.10%	1.80%
Rate of increase in deferred pensions	0.60%	0.70%	0.60%
Inflation for plan liabilities	2.00%	2.40%	2.10%
Discount rate for plan service costa	3.70%	4.30%	1.70%
Discount rate for plan other finance expense	3.60%	4.20%	1.30%
Inflation for plan service costa	2.40%	2.10%	1.60%
Other
Disclosure of defined benefit plans [line items]
Discount rate for plan service costa	5.00%	5.00%	2.50%
Inflation for plan service costa	1.90%	1.90%	2.20%